Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Debt

The Company’s outstanding debt as of June 30, 2026 and December 31, 2025, consisted of the following:

	June 30, 2026	December 31, 2025
Term loan	$-	$200,000
Total debt	-	200,000
Less: deferred financing fee	-	(141,350)
Total debt, net of issuance costs	-	58,650
Less: current portion	-	-
Long-term portion of debt	$-	$58,650

The Company’s outstanding debt as of December 31, 2025 and 2024, consisted of the following:

	December 31, 2025	December 31, 2024
Term loan	$200,000	$-
Total debt	200,000	-
Less: deferred financing fee	(141,350)	-
Total debt, net of issuance costs	58,650	-
Less: current portion	-	-
Long-term portion of debt	$58,650	$-